Unaudited Condensed Consolidated Statements of Operations And Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenue	$ 12,554,939	$ 8,527,875	$ 34,748,371	$ 26,357,620
Cost of sales	7,631,555	5,221,519	19,609,852	15,308,916
Gross profit	4,923,384	3,306,356	15,138,519	11,048,704
COSTS AND OPERATING EXPENSES:
Selling expenses	2,851,623	2,685,331	9,084,511	7,363,196
General and administrative expenses	2,675,791	1,600,903	7,486,912	4,649,290
Research and development expenses	342,679	339,700	1,043,052	1,000,021
Total costs and operating expenses	5,870,093	4,625,934	17,614,475	13,012,507
LOSS FROM OPERATIONS	(946,709)	(1,319,578)	(2,475,956)	(1,963,803)
OTHER INCOME
Interest (expense) income, net	(231,789)	(141,052)	(634,280)	(374,979)
Foreign exchange (loss) gain	705,508	(403,710)	(1,510,145)	563,430
Other income	(20,033)	39,681	262,372	195,760
Unrealized loss on change in fair value of OET derivative liability	0		(1,884,824)
Total other income(loss), net	453,686	(505,081)	(3,766,877)	384,211
PROFIT (LOSS) BEFORE INCOME TAX EXPENSES	(493,023)	(1,824,659)	(6,242,833)	(1,579,592)
INCOME TAX EXPENSES	222,933	(66,768)	300,169	100,682
NET (LOSS) INCOME	(715,955)	(1,757,891)	(6,543,002)	(1,680,274)
Less: net loss attributable to non-controlling interests	(43,184)		(43,184)
Net income (loss) attributable to the Company’s shareholders	(672,771)	(1,757,891)	(6,499,818)	(1,680,274)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(516,443)	623,293	1,918,479	(622,281)
TOTAL COMPREHENSIVE LOSS	(1,232,398)	(1,134,598)	(4,624,523)	(2,302,555)
Less: total comprehensive loss attributable to non-controlling interests	(30,522)		(30,522)
Comprehensive loss attributable to the Company’s shareholders	$ (1,201,876)	$ (1,134,598)	$ (4,594,001)	$ (2,302,555)
Weighted average number of shares outstanding, basic (in Shares)	44,766,003	54,554,395	44,766,003	54,554,395
Weighted average number of shares outstanding, diluted (in Shares)	44,766,003	54,554,395	44,766,003	54,554,395
Earnings loss per share, basic (in Dollars per share)	$ (0.02)	$ (0.03)	$ (0.15)	$ (0.03)
Earnings loss per share, diluted (in Dollars per share)	$ (0.02)	$ (0.03)	$ (0.15)	$ (0.03)